Revenue from services provided - Summary of Disaggregation of revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 125,773	$ 98,676	$ 61,327
Subscription cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	129,292	100,611	63,163
Revenue from contract with customer assessed tax	(10,826)	(7,245)	(4,874)
Revenue from contracts with customers	118,466	93,366	58,289
Services cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	8,154	5,599	3,329
Revenue from contract with customer assessed tax	(847)	(289)	(291)
Revenue from contracts with customers	$ 7,307	$ 5,310	$ 3,038